SCHEDULE OF ACQUISITION OF PURCHASE PRICE (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Oct. 20, 2023	Apr. 27, 2022	Feb. 28, 2022
Business Acquisition [Line Items]
Goodwill	¥ 730,776		¥ 730,776
ietty Rental Brokerage Services [Member]
Business Acquisition [Line Items]
Property, plant, and equipment, net		¥ 118,926
Deferred income tax liabilities, net		(26,454)
Other net liabilities		(2,586)
Total purchase consideration – SYLA Biotech		¥ 89,886
ETP Inc [Member]
Business Acquisition [Line Items]
Other net liabilities				¥ (3,601)
Goodwill				3,075
Accounts receivables				9,252
Accounts payable				(2,926)
Total purchase consideration – SYLA Biotech				¥ 5,800
SYLA Solar Co., Ltd. [Member]
Business Acquisition [Line Items]
Property, plant, and equipment, net						¥ 422,757
Deferred income tax liabilities, net						(154,246)
Other net liabilities						(578,266)
Goodwill						306,809
Solar power systems, net						365,419
Favorable contracts						247,527
Total purchase consideration – SYLA Biotech						¥ 610,000
SYLA Biotech Co., Ltd. [Member]
Business Acquisition [Line Items]
Goodwill					¥ 2,995
Noncontrolling interests					2,003
Accounts receivables					8,852
Accounts payable					(13,543)
Other net assets					9,699
Subtotal					6,000
Less: fair value of previously held equity method investment					(10)
Total purchase consideration – SYLA Biotech					5,990
Noncontrolling interests					¥ (2,003)